Taxes (Details) - Schedule of net deferred tax asset (liabilities) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Net Deferred Tax Asset Liabilities Abstract
Deferred tax assets (liabilities):
Net operating losses		107,105
Start up costs	207,331
Unrealized gain on investments held in Trust account	(46,496)	(1,603)
Total deferred tax assets	160,835	105,502
Valuation Allowance	(207,331)	(105,502)
Deferred tax liability, net	$ (46,496)